Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Cambria Chesapeake Pure Trend ETF
Shareholder Report [Line Items]
Fund Name	Cambria Chesapeake Pure Trend ETF
Class Name	Cambria Chesapeake Pure Trend ETF
Trading Symbol	MFUT
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report December 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Cambria Chesapeake Pure Trend ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.cambriafunds.com/mfut. You can also request this information by contacting us at (855) 766-7661 or by writing to the Cambria Chesapeake Pure Trend ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 766-7661
Additional Information Website	www.cambriafunds.com/mfut
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Chesapeake Pure Trend ETF	$48	1.02%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.02%
Material Change Description [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Net Assets	$ 22,393,000
Holdings Count | Holdings	124
Investment Company, Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$22,393
Number of Holdings	124
Portfolio Turnover	181%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation). Common Stocks include Securities Sold Short.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Bills	2.2
Lockheed Martin Corp.	2.1
Honeywell International, Inc.	2.0
Automatic Data Processing, Inc.	2.0
Electronic Arts, Inc.	1.9
Paychex, Inc.	1.7
Cisco Systems, Inc.	1.6
Apple, Inc.	1.5
Yum! Brands, Inc.	1.4
Deere & Co.	1.4